Schedule of Investments
November 30, 2022 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 97.09%

Automobiles - 0.28%
Tesla, Inc. (2)			205	39,914

Automobiles & Components - 0.45%
XPEL, Inc. (2)			970	66,493

Banks - 8.25%
Cullen/Frost Bankers, Inc.			725	105,176
First Financial Bankshares, Inc.			3,095	114,360
First Foundation, Inc			7,065	98,980
Independent Bank Group, Inc.			586	38,641
International Bancshares Corp. (2)			4,105	216,251
Mr. Cooper Group, Inc. (2)			1,598	72,166
Prosperity Bancshares, Inc.			2,707	204,568
South Plains Financial, Inc.			2,760	85,450
Stellar Bancorp, Inc			6,153	208,033
Veritex Holdings, Inc.			2,009	65,614

				1,209,239

Capital Goods - 10.62%
Builders FirstSource, Inc. (2)			2,125	135,851
Comfort Systems USA, Inc.			1,033	130,943
CSW Industrials, Inc.			563	68,095
Encore Wire Corp.			2,054	300,110
Fluor Corp. (2)			7,670	257,789
Hyliion Holdings Corp. Class A (2)			2,555	7,716
Jacobs Engineering Group, Inc.			279	35,304
Quanex Building Products Corp.			7,050	167,578
Quanta Services, Inc.			752	112,710
Rush Enterprises, Inc. Class A			2,900	149,437
Textron, Inc.			1,331	95,007
Thermon Group Holdings, Inc. (2)			4,706	95,579

				1,556,119

Chemicals - 2.57%
Huntsman Corp.			2,454	68,172
Kronos Worldwide, Inc.			11,171	102,885
Valhi, Inc.			5,560	123,767
Westlake Chemical Corp.			766	82,460

				377,284

Commercial & Professional Services - 4.15%
Copart, Inc.(2)			2,350	156,416
Ennis, Inc.			6,790	157,732
Insperity, Inc.			1,307	154,945
Waste Management, Inc.			832	139,543

				608,636

Construction & Engineering - 2.36%
AECOM			2,018	171,530
KBR, Inc.			3,378	174,541

				346,071

Construction Materials - 0.85%
Eagle Materials, Inc.			919	125,296

Consumer Durables & Apparel - 2.34%
Callaway Golf Co. (2)			4,493	94,128
D.R. Horton, Inc. (2)			1,507	129,602
Green Brick Partners, Inc. (2)			2,654	64,174
LGI Homes, Inc. (2)			553	54,935

				342,839

Consumer Finance - 0.70%
FirstCash, Inc. (2)			1,100	103,246

Consumer Services - 3.15%
Brinker International, Inc. (2)			1,331	44,522
Dave & Buster's Entertainment, Inc. (2)			4,105	162,804
RCI Hospitality Holdings, Inc (2)			980	89,200
Service Corp. International			1,787	127,681
Six Flags Entertainment Corp. (2)			1,566	37,725

				461,932

Diversified Financials - 4.84%
Main Street Capital Corp.			4,036	154,337
Open Lending Corp. Class A (2)			7,840	55,429
P10, Inc. Class A			10,115	103,476
Texas Pacific Land Trust			93	241,106
TPG, Inc			4,650	154,845

				709,193

Energy - 0.79%
Marathon Petroleum Corp.			950	115,719

Energy Equipment & Services - 1.03%
Cactus, Inc. Class A			770	41,880
ChampionX Corp. (2)			1,545	47,648
Select Energy Services, Inc. Class A			7,462	61,114

				150,642

Engineering & Construction - 1.25%
Arcosa, Inc.			2,995	182,994

Food, Beverage & Tobacco - 2.40%
Darling Ingredients, Inc. (2)			2,364	169,806
Keurig Dr. Pepper, Inc.			4,701	181,788

				351,594

Health Care Equipment & Services - 5.27%
Addus HomeCare Corp. (2)			670	73,888
AMN Healthcare Services, Inc. (2)			1,204	148,935
Atrion Corp.			234	141,523
CorVel Corp. (2)			821	125,588
McKesson Corp.			557	212,596
U.S. Physical Therapy, Inc.			810	69,992

				772,522

Household & Personal Products - 1.10%
Kimberly-Clark Corp.			1,193	161,807

Insurance - 1.02%
Globe Life, Inc. (2)			1,250	149,950

Integrated Oil & Gas - 1.25%
Exxon Mobil Corp.			1,027	114,346
Occidental Petroleum Corp. (2)			990	68,795

				183,141

Media - 1.18%
Cinemark Holdings, Inc. (2)			4,235	57,638
Nexstar Media Group, Inc. Class A			610	115,632

				173,270

Media & Entertainment - 0.72%
Bumble, Inc. Class A (2)			2,915	71,009
iHeartMedia, Inc. Class A (2)			4,250	34,170

				105,179

Metals & Mining - 0.76%
Commercial Metals Co.			2,255	110,991

Oil & Gas - Refining & Marketing - 0.50%
HF Sinclair Corp.			1,180	73,561

Oil & Gas Drilling - 0.64%
Patterson-UTI Energy, Inc.			5,223	93,753

Oil & Gas Equipment Services - 2.79%
Halliburton Co. (2)			1,434	54,334
Nextier Oilfield Solutions, Inc. (2)			3,470	35,359
ProPetro Holding Corp. (2)			6,285	69,010
Schlumberger Ltd.			2,991	154,186
Tidewater, Inc. (2)			3,175	96,520

				409,409
Oil & Gas Exploration & Production - 4.02%
ConocoPhillips			507	62,619
Diamondback Energy, Inc.			715	105,834
EOG Resources, Inc.			459	65,146
Matador Resources Co.			2,150	142,674
Range Resources Corp.			2,872	82,915
Southwestern Energy Co. (2)			6,917	47,866
W&T Offshore, Inc. (2)			11,882	81,629

				588,683

Oil & Gas Refining & Marketing - 2.45%
CVR Energy, Inc.			1,682	61,982
Par Pacific Holdings, Inc. (2)			4,208	98,594
Phillips 66			1,128	122,320
Valero Energy Corp.			570	76,163

				359,059

Oil & Gas Storage & Transportation - 3.08%
Cheniere Energy, Inc.			1,149	201,489
EnLink Midstream LLC.			7,453	95,845
Kinder Morgan, Inc.			6,075	116,154
Targa Resources Corp.			505	37,567

				451,055

Oil, Gas & Consumable Fuels - 6.11%
APA Corp.			1,660	77,771
Berry Corp.			4,670	42,077
Brigham Minerals, Inc. Class A			3,544	125,564
Chord Energy Corp.			450	68,638
Coterra Energy, Inc.			3,320	92,661
Kinetik Holdings, Inc. Class A			1,534	52,202
Magnolia Oil & Gas Corp. Class A			4,253	110,918
Pioneer Natural Resources Co.			410	96,756
Talos Energy, Inc. (2)			2,801	55,040
Tellurian, Inc. (2)			12,800	34,432
Uranium Energy Corp. (2)			35,934	139,424

				895,483
Pharmaceuticals, Biotechnology & Life Science - 0.05%
Instil Bio, Inc. (2)			802	1,067
XBiotech, Inc. (Canada) (2)			1,751	5,673

				6,740

Retail & Whsle - Discertionary - 0.95%
Academy Sports & Outdoors, Inc.			2,760	139,325

Retailing - 1.19%
Rent-A-Center, Inc.			7,240	174,412

Semiconductors & Semiconductor Equipment - 2.64%
Cirrus Logic, Inc. (2)			1,980	147,926
Diodes, Inc. (20			1,425	131,428
Texas Instruments, Inc.			600	108,276

				387,630

Software & Services - 5.82%
Alkami Technology, Inc. (2)			2,125	26,711
BigCommerce Holdings, Inc. (2)			2,190	18,921
Blucora, Inc. (2)			4,921	123,271
Crowdstrike Holdings, Inc. Class A (2)			855	100,591
Digital Turbine, Inc. (2)			2,265	41,359
E2open Parent Holdings, Inc. Class A (2)			10,457	61,592
Oracle Corp.			1,435	119,148
PROS Holdings, Inc. (2)			2,630	62,647
Sabre Corp. (2)			12,835	78,422
TaskUs, Inc Class A (2)			7,895	155,295
Tyler Technologies, Inc. (2)			190	65,120

				853,077

Technology Hardware & Equipment - 3.21%
Benchmark Electronics, Inc.			6,180	178,417
Hewlett Packard Enterprise Co.			8,528	143,100
National Instruments Corp.			3,623	148,615

				470,132

Telecommuniction Services - 0.60%
AT&T, Inc.			4,585	88,399

Transportation - 2.17%
American Airlines Group, Inc. (2)			5,548	80,058
Daseke, Inc. (2)			6,194	36,111
Kirby Corp. (2)			1,594	111,245
Southwest Airlines Co. (2)			2,258	90,117

				317,531

Utilities - 3.54%
CenterPoint Energy, Inc.			5,200	161,772
NRG Energy, Inc.			4,019	170,607
Sunnova Energy International, Inc. (2)			5,000	114,150
Vistra Corp.			3,000	72,990

				519,519

Total Common Stock			(Cost $ 11,009,708)	14,231,839

Warrants - 0.10%

Intergrated Oil & Gas - 0.10%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	14,298

Total Warrants			(Cost $ 0)	14,298

Money Market Registered Investment Companies - 2.12%

Federated Hermes Government Obligations Fund - Institutional Class, 3.61% (3)			310,742	310,742

Total Money Market Registered Investment Companies			(Cost $ 310,742)	310,742

Total Investments - 99.99%			(Cost $ 11,320,450)	14,657,079

Other Assets Less Liabilities - 0.01%				1,097

Total Net Assets - 100.00%				14,658,176

Purchased Options - 0.68%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
Invesco QQQ Trust, December 16, 2022, Put @ $265.00	140	12/16/2022	3,710,000	8,400
iShares 20+ Treasury Bond ETF, January 20, 2023, Out @ $93.00	200	1/20/2023	1,860,000	9,000
iShares 20+ Treasury Bond ETF, January 20, 2023, Out @ $95.00	1200	1/20/2023	11,400,000	82,800

Call Options			16,970,000	100,200

Total Options			(Cost $ 437,973)	100,200

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$14,657,079	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$14,657,079	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2022.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2022.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.